Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ 26	$ (83)
Prepaid expenses and other current assets	2	51
Payables, accruals and provisions	(144)	(166)
Deferred revenue	64	74
Income taxes	283	642
Other	(55)	(61)
Total	$ 176	$ 457